UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 1999

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Investors, LLC
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:   028-04169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         Manager
Phone:         (414) 523-7560
Signature, Place, and Date of Signing:



/s/ J. Scott Harkness          Pewaukee, Wisconsin             8/11/99
----------------------       -----------------------        --------------
     (Signature)                   (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                67

Form 13F Information Table Value Total:   $186,656,534.69

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.


                              FORM 13F INFORMATION TABLE

                             Title of              Fair Market   Shares/   SH/  Put/  Investmt     Other
Name of Issuer                Class   CUSIP           Value       PRN AMT  PRN  Call   Dscretn    Managers  Sole   Share   None
ABBOTT LABS                    COM   002824100       44,059.12       971    SH          Sole                 971
AMERICAN INTL GROUP            COM   026874107       51,590.00       440    SH          Sole                 440
APOLLO GROUP INC CLASS A       COM   037604105    9,869,031.25   371,540    SH          Sole             371,540
AVERY DENNISON CORP            COM   053611109       15,093.75       250    SH          Sole                 250
BARD C R INC                   COM   067383109       56,849.06     1,189    SH          Sole               1,189
BED BATH & BEYOND INC          COM   075896100    6,814,500.00   177,000    SH          Sole             177,000
CABLE DESIGN TECH CORP         COM   126924109      528,580.00    34,240    SH          Sole              34,240
CARNIVAL CORP                  COM   143658102      589,760.00    12,160    SH          Sole              12,160
CATALYST INTL INC              COM   14887T105       26,906.25     1,500    SH          Sole               1,500
CITIGROUP INC                  COM   172967101      126,397.50     2,661    SH          Sole               2,661
COCA COLA CO                   COM   191216100      124,000.00     2,000    SH          Sole               2,000
COMAIR HOLDINGS                COM   199789108    9,893,221.87   475,350    SH          Sole             475,350
COVANCE, INC.                  COM   222816100    3,859,921.87   161,250    SH          Sole             161,250
CVS CORP                       COM   126650100       39,788.00       784    SH          Sole                 784
DAIMLERCHRYSLER AG ORD         COM   D1668R123       24,920.00       280    SH          Sole                 280
DEVRY INC                      COM   251893103    5,034,375.00   225,000    SH          Sole             225,000
DOLLAR GEN CORP                COM   256669102   10,427,385.00   359,565    SH          Sole             359,565
DOLLAR TREE STORES, INC.       COM   256747106    5,038,880.00   114,520    SH          Sole             114,520
EXXON CORP                     COM   302290101       61,700.00       800    SH          Sole                 800
FAMILY DOLLAR STORES           COM   307000109   10,272,000.00   428,000    SH          Sole             428,000
FASTENAL CO                    COM   311900104    5,233,262.50    99,800    SH          Sole              99,800
FIFTH THIRD BANCORP            COM   316773100   12,045,150.00   180,960    SH          Sole             180,960
FISERV INC                     COM   337738103      422,718.75    13,500    SH          Sole              13,500
GENERAL MLS INC                COM   370334104       16,075.00       200    SH          Sole                 200
GENERAL MTRS CORP PREF G
  DEP1/4S                      PFD   370442790       22,200.00       800    SH          Sole                 800
GLAXO WELLCOME PLC             COM   37733W105       33,975.00       600    SH          Sole                 600
GTE CORP                       COM   362320103      207,625.00     2,750    SH          Sole               2,750
GULFSTREAM AEROSPACE           COM   402734107    2,753,847.50    40,760    SH          Sole              40,760


HEINZ H J CO                   COM   423074103       24,360.75       486    SH          Sole                 486
HERSHEY FOODS CORP             COM   427866108       64,481.25     1,086    SH          Sole               1,086
HOME DEPOT INC                 COM   437076102       45,299.56       703    SH          Sole                 703
HOUGHTON MIFFLIN CO            COM   441560109       37,650.00       800    SH          Sole                 800
INTEL CORP                     COM   458140100      596,785.00    10,030    SH          Sole              10,030
JOHNSON CONTROLS               COM   478366107       15,526.00       224    SH          Sole                 224
JONES APPAREL GROUP            COM   480074103    6,935,242.50   202,120    SH          Sole             202,120
LINCARE HLDGS INC              COM   532791100    3,932,500.00   157,300    SH          Sole             157,300
MARSHALL & ILSLEY CORP         COM   571834100      190,871.87     2,965    SH          Sole               2,965
MASTECH CORP                   COM   57632N105      465,625.00    25,000    SH          Sole              25,000
MCDONALDS CORP                 COM   580135101       16,450.00       400    SH          Sole                 400
MYLAN LABS INC                 COM   628530107       31,800.00     1,200    SH          Sole               1,200
OMNICARE INC                   COM   681904108    3,408,308.12   269,965    SH          Sole             269,965
ORION CAP CORP                 COM   686268103       22,386.00       624    SH          Sole                 624
OUTBACK STEAKHOUSE             COM   689899102    6,302,580.00   160,320    SH          Sole             160,320
OWENS CORNING                  COM   69076F103        3,437.50       100    SH          Sole                 100
PEPSICO INC                    COM   713448108       15,475.00       400    SH          Sole                 400
PROTECTIVE LIFE CORP           COM   743674103    9,605,340.00   282,510    SH          Sole             282,510
QWEST COMMUNICATIONS           COM   749121109        3,174.00        96    SH          Sole                  96
SCHAWK INC CL A                COM   806373106          151.94        17    SH          Sole                  17
SCHWAB CHARLES CP NEW          COM   808513105   10,725,818.00    98,402    SH          Sole              98,402
SERVICEMASTER CO               COM   81760N109    7,271,250.00   387,800    SH          Sole             387,800
SHARED MED SYS CORP            COM   819486101    1,833,525.00    28,100    SH          Sole              28,100
SPX CORP                       COM   784635104       11,940.50       143    SH          Sole                 143
SUNGARD DATA SYS INC           COM   867363103        3,450.00       100    SH          Sole                 100
SYNOPSYS INC                   COM   871607107   14,293,562.50   259,000    SH          Sole             259,000
TOLL BROTHERS INC              COM   889478103    9,778,715.62   456,150    SH          Sole             456,150
TRANSCANADA PIPELINES          COM   893526103        4,368.00       312    SH          Sole                 312
TYCO INTL LTD NEW              COM   902124106      655,670.00     6,920    SH          Sole               6,920
UNIVERSAL FOODS CORP           COM   913538104       67,811.25     3,210    SH          Sole               3,210
UNIVERSAL HLTH SVCS CL B       COM   913903100   10,343,366.25   216,615    SH          Sole             216,615


US BANCORP DEL                 COM   902973106       30,037.50       900    SH          Sole                 900
WALGREEN CO                    COM   931422109    5,099,500.00   173,600    SH          Sole             173,600
WARNER LAMBERT                 COM   934488107      778,347.50    11,260    SH          Sole              11,260
WATSON PHARMACEUTICALS         COM   942683103    3,506,250.00   100,000    SH          Sole             100,000
WHITTMAN-HART INC              COM   966834103      158,750.00     5,000    SH          Sole               5,000
WHOLE FOODS MARKET             COM   966837106    6,007,812.50   125,000    SH          Sole             125,000
WILLIAMS COS INC DEL           COM   969457100       12,768.75       300    SH          Sole                 300
XEROX CORP                     COM   984121103      722,334.37    12,230    SH          Sole              12,230
GRAND TOTAL                                     186,656,534.69
